Acquisitions - Summary of Acquisition and Integration Related Charges Incurred (Detail) - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
Business Acquisition [Line Items]
Total acquisition and integration related charges	$ 15.7	$ 34.7	$ 56.5
AAG Acquisition [Member]
Business Acquisition [Line Items]
Total acquisition and integration related charges	2.4	14.1	21.8
HHI Business
Business Acquisition [Line Items]
Total acquisition and integration related charges	5.6	12.6	7.9
Petmatrix LLC [Member]
Business Acquisition [Line Items]
Total acquisition and integration related charges	4.5	0.0	0.0
GloFish [Member]
Business Acquisition [Line Items]
Total acquisition and integration related charges	1.0	0.0	0.0
Salix Animal Health LLC [Member]
Business Acquisition [Line Items]
Total acquisition and integration related charges	0.7	1.9	10.6
European IAMS and Eukanuba [Member]
Business Acquisition [Line Items]
Total acquisition and integration related charges	0.2	3.5	9.3
Other
Business Acquisition [Line Items]
Total acquisition and integration related charges	$ 1.3	$ 2.6	$ 6.9